Stockholders’ Equity	3 Months Ended
Mar. 31, 2021
Stockholders’ Equity (Details) [Line Items]
Stockholders' Equity	Common Stock
On March 1, 2018, the Company’s certificate of incorporation was amended to provide for two classes of common stock, Class A and Class B. The Company converted 57,500 Class A shares to Class B shares at a conversion ratio of 1:100. As a result, the Company has the authority to issue 1,942,500 shares of Class A common stock and 5,750,000 shares of Class B common stock, both at $0.00001 par value per share.
On August 2, 2019, the Company’s certificate of incorporation was amended to increase the number of shares the Company was authorized to issue for both Class A and Class B common stock. As a result of the amended certificate of incorporation, the Company has the authority to issue 2,500,000 shares of Class A common stock and 15,000,000 shares of Class B common stock, both at $0.00001 par value per share. The Company has authority to convert all Class B common stock to shares of Class A common stock on a basis of 100 shares of Class B common stock for each share of Class A common stock.
The rights of the holders of Class A common stock and Class B common stock are identical, except with respect to voting and conversion. Holders of Class A common stock are entitled to one vote per share and holders of Class B common stock are entitled to one one-hundredth of a vote per share. The Company has the authority at any time by notice given to the holders of Class B common stock to convert all of the Class B common stock to shares of Class A common stock on a basis of 100 shares of Class B common stock for each share of Class A common stock.
There was one share of Class A common stock issued and outstanding at December 31, 2020, 2019 and 2018. There were 105,429 shares of Class B common stock issued and outstanding at December 31, 2020. There were no shares of Class B common stock issued and outstanding at December 31, 2019 and 2018. The shares of Class B common stock issued and outstanding at December 31, 2020 remained liability-classified since the Company concluded that the stockholder did not yet bear the risks and rewards of equity ownership for a reasonable period of time.
Common StockThere was one share of Class A common stock issued and outstanding at March 31, 2021 and December 31, 2020. There were 604,649 and 105,429 shares of Class B common stock issued and outstanding at March 31, 2021 and December 31, 2020, respectively. The shares of Class B common stock issued and outstanding at March 31, 2021 remained liability-classified since the Company concluded that the stockholder did not yet bear the risks and rewards of equity ownership for a reasonable period of time.
CM Life Sciences, Inc.
Stockholders’ Equity (Details) [Line Items]
Stockholders' Equity	STOCKHOLDERS’ EQUITY
Preferred Stock — The Company is authorized to issue 1,000,000 shares of preferred stock with a par value of $0.0001 per share with such designations, voting and other rights and preferences as may be determined from time to time by the Company’s board of directors. At March 31, 2021 and December 31, 2020, there were no shares of preferred stock issued or outstanding.
Class A Common Stock — The Company is authorized to issue 380,000,000 shares of Class A common stock with a par value of $0.0001 per share. Holders of Class A common stock are entitled to one vote for each share. At March 31, 2021 and December 31, 2020, there were 14,800,205 and 8,953,013 shares of Class A common stock issued or outstanding, excluding 29,474,795 and 35,321,987 shares of Class A common stock subject to possible redemption, respectively.
Class B Common Stock — The Company is authorized to issue 20,000,000 shares of Class B common stock with a par value of $0.0001 per share. Holders of Class B common stock are entitled to one vote for each share. At March 31, 2021 and December 31, 2020, there were 11,068,750 shares of Class B common stock issued and outstanding.
The shares of Class B common stock will automatically convert into Class A common stock concurrently with or immediately following the consummation of the Business Combination, on a one-for-one basis, subject to adjustment. In the case that additional shares of Class A common stock, or equity-linked securities, are issued or deemed issued in connection with a Business Combination, the number of shares of Class A common stock issuable upon conversion of all Founder Shares will equal, in the aggregate, on an as-converted basis, 20% of the total number of shares of Class A common stock outstanding after such conversion (after giving effect to any redemptions of shares of Class A common stock by public stockholders), including the total number of shares of Class A common stock issued, or deemed issued or issuable upon conversion or exercise of any equity-linked securities or rights issued or deemed issued, by the Company in connection with or in relation to the consummation of a Business Combination (including the forward purchase shares), excluding any shares of Class A common stock or equity-linked securities or rights exercisable for or convertible into shares of Class A common stock issued, or to be issued, to any seller in a Business Combination and any Private Placement Warrants issued to the Sponsor, officers or directors upon conversion of Working Capital Loans, provided that such conversion of Founder Shares will never occur on a less than one-for-one basis.STOCKHOLDERS’ EQUITY
Preferred Stock — The Company is authorized to issue 1,000,000 shares of preferred stock with a par value of $0.0001 per share with such designations, voting and other rights and preferences as may be determined from time to time by the Company’s board of directors. At December 31, 2020, there were no shares of preferred stock issued or outstanding.
Class A Common Stock — The Company is authorized to issue 380,000,000 shares of Class A common stock with a par value of $0.0001 per share. Holders of Class A common stock are entitled to one vote for each share. At December 31, 2020, there were 8,953,013 shares of Class A common stock issued and outstanding, excluding $35,321,987 shares of Class A common stock subject to possible redemption.
Class B Common Stock — The Company is authorized to issue 20,000,000 shares of Class B common stock with a par value of 0.0001 per share. Holders of Class B common stock are entitled to one vote for each share. At December 31, 2020, there were 11,068,750 shares of Class B common stock issued and outstanding.
The shares of Class B common stock will automatically convert into Class A common stock concurrently with or immediately following the consummation of the Business Combination, on a one-for-one basis, subject to adjustment. In the case that additional shares of Class A common stock, or equity-linked securities, are issued or deemed issued in connection with a Business Combination, the number of shares of Class A common stock issuable upon conversion of all Founder Shares will equal, in the aggregate, on an as-converted basis, 20% of the total number of shares of Class A common stock outstanding after such conversion (after giving effect to any redemptions of shares of Class A common stock by public stockholders), including the total number of shares of Class A common stock issued, or deemed issued or issuable upon conversion or exercise of any equity-linked securities or rights issued or deemed issued, by the Company in connection with or in relation to the consummation of a Business Combination (including the forward purchase shares), excluding any shares of Class A common stock or equity-linked securities or rights exercisable for or convertible into shares of Class A common stock issued, or to be issued, to any seller in a Business Combination and any Private Placement Warrants issued to the Sponsor, officers or directors upon conversion of Working Capital Loans, provided that such conversion of Founder Shares will never occur on a less than one-for-one basis.